Segment Information	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Segment Information
23.	SEGMENT INFORMATION
The determination of the Company’s operating segments is based on its Corporate Governance structure, which divides the business into the following segments for purposes of decision making and managerial analyses: Natura (“Natura Brazil Operation” and “Natura LATAM Operation”, includes Corporate LATAM), Aesop (includes P&L of the Holdings Natura Brazil Pty Ltd. and Natura Cosmetics Australia Pty Ltd.), The Body Shop (operation of “The Body Shop” retail stores in all continents) and Natura (Brazil) International B.V. - the Netherlands) and Others (include P&L of Natura Europa SAS – France and Natura Brasil Inc. - USA).
In addition to the segment analysis, the Company’s management also analyzes its revenues at various levels, mainly through the sales channels: direct sales, operations in the retail market,
e-commerce,
B2B and franchises. However, segregation by this type of operation is not yet considered significant for disclosures by Management.
Net revenue by segment is as follows in the year ended on December 31, 2019:

➢	Natura Brazil Operation: 43.5%
➢	Natura LATAM Operation: 18.8%
➢	Aesop: 9.0%
➢	The Body Shop: 28.6%
➢	Others: 0.1%
The accounting practices for each segment are described in Note 3 of these financial statements of the Company for the year ended December 31, 2019.
Performance of the Company´s segments were assessed based on net operating revenue and net income for the year, excluding the effects from financial income and expenses, income and social contribution taxes, depreciation and amortization.
The tables below present summarized financial information for the segments and the geographic distribution of commercial operations of the Company as of December 31, 2019 and December 31, 2018.

a)	Operating segments

	2019

	Reconciliation to profit (loss) for the year

	Net revenue	Performance assessed by the Company	Depreciation and amortization	Financial income	Financial expenses	Income tax	Net income (loss)
Natura Brazil	6,260,779	1,269,761	(282,597)	1,845,246	(2,536,542)	(89,901)	205,967
Natura LATAM	2,742,467	379,921	(60,918)	48,087	(70,237)	(70,992)	225,861
Natura others	9,086	(46,199)	(14,010)	-	(202)	-	(60,411)
Aesop	1,303,050	350,437	(186,657)	9,337	(34,392)	(47,768)	90,957
The Body Shop	4,129,308	783,145	(573,234)	44,953	(105,890)	(41,812)	107,162
Corporate expenses (a)	-	(268,401)	-	8,161	(48,611)	(105,218)	(414,069)

Consolidated	14,444,690	2,468,664	(1,117,416)	1,955,784	(2,795,874)	(355,691)	155,467

	2018

	Reconciliation to profit (loss) for the year

	Net revenue	Performance assessed by the Company	Depreciation and amortization	Financial income	Financial expenses	Income tax	Net income (loss)
Natura Brazil	6,022,207	1,184,932	(274,013)	1,915,511	(2,439,391)	(68,239)	318,800
Natura LATAM	2,415,717	327,493	(30,850)	13,885	(60,941)	(80,446)	169,141
Natura others	9,450	-31,931	(462)	-	-	-	(32,393)
Aesop	1,064,043	162,301	(67,019)	4,608	(2,243)	(36,005)	61,642
The Body Shop	3,886,002	305,848	(217,567)	122,417	(137,134)	24,971	98,535
Corporate expenses (a)	-	(102,039)	-	-	-	34,693	(67,346)

Consolidated	13,397,419	1,846,604	(589,911)	2,056,421	(2,639,709)	(125,026)	548,379

	2017

	Reconciliation to profit (loss) for the year

	Net revenue	Performance assessed by the Company	Depreciation and amortization	Financial income	Financial expenses	Income tax	Net income (loss)
Natura Brazil	5,574,871	1,235,201	(243,276)	555,167	(955,266)	(187,935)	403,891
Natura LATAM	2,108,227	291,976	(25,628)	31,946	(30,408)	(47,338)	220,548
Natura others	6,608	(24,495)	(779)	-	-	-	(25,274)
Aesop	706,445	110,627	(47,966)	11	(1,888)	(47,240)	13,544
The Body Shop	1,456,557	228,557	(65,703)	17,268	(4,279)	(52,569)	123,274
Corporate expenses (a)	-	(99,873)	-	-	-	34,141	(65,732)

Consolidated	9,852,708	1,741,993	(383,352)	604,392	(991,841)	(300,941)	670,251

a) Corporate expenses refer substantially to the expenses (i) related to the process of acquiring the control of Avon and the corporate restructuring of the Company during the fiscal year 2019; (ii) of some administrative departments that provide services to all Group companies; and (iii) with the Group’s Operational Committee (COG), which was established to support the Company’s development, to determine and allocate funds and to identify synergies among companies controlled by the Company. These expenses were not allocated to any operating segment.

	2019				2018

	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Non- current assets	Total assets	Current liabilities	Non- current liabilities
Natura Brazil	4,181,261	7,618,551	2,207,944	8,119,890	3,566,311	7,450,648	2,888,073	7,651,400
Natura LATAM	349,698	1,592,912	774,521	105,423	247,131	1,190,735	636,845	16,934
Natura others	12,161	18,126	8,591	1,558	13,329	27,869	5,205	200
Aesop	1,035,432	1,442,214	274,539	592,531	413,775	768,771	235,033	81,023
The Body Shop	6,175,903	7,462,135	1,171,922	1,484,342	4,683,244	5,941,526	801,725	489,009
Corporate	-	3,050,574	3,080,906	-	-	-	-	-

	11,754,455	21,184,512	7,518,423	10,303,745	8,923,790	15,379,549	4,566,881	8,238,566

b)	Net revenue and Non-current assets by geographic region

	Net revenue	Net revenue	Net revenue	Non-current assets	Non-current assets
	2019	2018	2017	2019	2018
Asia	782,940	666,154	316,475	368,430	115,709
North America	1,750,957	919,826	857,361	981,673	272,296
South America	8,340,025	8,534,263	7,308,229	4,378,675	3,964,645
Brazil	6,324,227	6,082,896	5,624,295	4,197,258	3,704,613
Other	2,015,798	2,451,367	1,683,934	181,417	260,032
Europe	2,909,968	2,660,243	1,000,843	5,306,111	4,110,794
United Kingdom	2,115,385	1,877,475	664,858	4,678,139	3,885,666
Other	794,583	782,768	335,985	627,972	225,128
Oceania	660,800	616,933	369,800	719,566	460,346

	14,444,690	13,397,419	9,852,708	11,754,455	8,923,790

The Company has predominantly a class of products denominated as “Cosmetics”.
No individual or aggregate customer (economic group) represents more than 10% of the Company’s net revenues.